Revenue from Contracts with Customers - Schedule of Revenue from Contracts with Customers (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	$ 215,253	$ 225,506	$ 600,646	$ 744,949
Revenues	277,871	175,364	689,236	567,839	$ 91,236	$ 48,356
Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					985,980	1,033,499
Revenues					746,421	1,388,494
Capital Markets Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	63,541	28,136	123,385	134,089	182,088	226,976
Revenues	116,219	(24,690)	188,933	(49,513)	(68,281)	571,002
Wealth Management Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	32,463	47,375	105,260	146,222	189,936	187,276
Revenues	42,403	50,059	128,302	152,714	200,746	198,245
Communications Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	60,366	67,559	187,043	229,134	295,024	337,689
Revenues	60,366	67,559	187,043	229,134	295,024	337,689
Consumer Products Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	46,967	49,793	132,354	152,739
Revenues	46,967	49,793	132,354	152,739
Other Operating Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers				68,787	91,834	48,356
Revenues				68,787	91,834	48,356
Other Operating Segment [Member] | Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	11,916	23,661	45,607
Revenues	11,916	23,661	45,607
E-Commerce Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers		8,982	6,997	13,978
Revenues		8,982	6,997	13,978
Corporate finance, consulting and investment banking fees [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	53,894	21,316	103,969	111,560
Corporate finance, consulting and investment banking fees [Member] | Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					154,388	190,480
Corporate finance, consulting and investment banking fees [Member] | Capital Markets Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	53,894	21,316	103,969	111,560	154,388	190,480
Corporate finance, consulting and investment banking fees [Member] | Wealth Management Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers
Corporate finance, consulting and investment banking fees [Member] | Communications Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers
Corporate finance, consulting and investment banking fees [Member] | Consumer Products Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers
Corporate finance, consulting and investment banking fees [Member] | Other Operating Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers
Corporate finance, consulting and investment banking fees [Member] | Other Operating Segment [Member] | Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers
Corporate finance, consulting and investment banking fees [Member] | E-Commerce Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers
Wealth and asset management fees [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	34,300	47,009	102,733	141,663
Wealth and asset management fees [Member] | Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					185,259	181,343
Wealth and asset management fees [Member] | Capital Markets Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	3,419	1,252	5,250	3,677	4,795	4,060
Wealth and asset management fees [Member] | Wealth Management Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	30,881	45,757	97,483	137,986	180,464	177,283
Wealth and asset management fees [Member] | Communications Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers
Wealth and asset management fees [Member] | Consumer Products Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers
Wealth and asset management fees [Member] | Other Operating Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers
Wealth and asset management fees [Member] | Other Operating Segment [Member] | Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers
Wealth and asset management fees [Member] | E-Commerce Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers
Commissions, fees and reimbursed expenses [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	7,810	7,186	21,943	27,088
Commissions, fees and reimbursed expenses [Member] | Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					32,377	42,429
Commissions, fees and reimbursed expenses [Member] | Capital Markets Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	6,228	5,568	14,166	18,852	22,905	32,436
Commissions, fees and reimbursed expenses [Member] | Wealth Management Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	1,582	1,618	7,777	8,236	9,472	9,993
Commissions, fees and reimbursed expenses [Member] | Communications Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers
Commissions, fees and reimbursed expenses [Member] | Consumer Products Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers
Commissions, fees and reimbursed expenses [Member] | Other Operating Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers
Commissions, fees and reimbursed expenses [Member] | Other Operating Segment [Member] | Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers
Commissions, fees and reimbursed expenses [Member] | E-Commerce Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers
Subscription services [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	58,292	65,041	180,098	221,168
Subscription services [Member] | Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					284,315	324,758
Subscription services [Member] | Capital Markets Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers
Subscription services [Member] | Wealth Management Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers
Subscription services [Member] | Communications Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	58,292	65,041	180,098	221,168	284,315	324,758
Subscription services [Member] | Consumer Products Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers
Subscription services [Member] | Other Operating Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers
Subscription services [Member] | Other Operating Segment [Member] | Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers
Subscription services [Member] | E-Commerce Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers
Sale of goods [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	48,275	55,248	140,803	164,254
Sale of goods [Member] | Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					220,619	240,303
Revenues	305	388	1,146	1,422
Sale of goods [Member] | Capital Markets Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers
Sale of goods [Member] | Wealth Management Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers
Sale of goods [Member] | Communications Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	1,003	1,318	3,775	4,079	5,589	6,737
Sale of goods [Member] | Communications Segment [Member] | Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Disaggregation of Revenue [Line Items]
Revenues	11,452	23,661	43,450	68,787
Sale of goods [Member] | Consumer Products Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	46,967	49,793	132,354	152,739
Revenues	46,967	49,793	132,354	152,739
Sale of goods [Member] | Other Operating Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers				1,422	1,787	364
Sale of goods [Member] | Other Operating Segment [Member] | Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	305	388	1,146
Sale of goods [Member] | E-Commerce Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers		3,749	3,528	6,014
Revenues		3,749	3,528	6,014
Advertising and other [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	12,682	29,706	51,100	79,216
Advertising and other [Member] | Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					109,022	54,186
Advertising and other [Member] | Capital Markets Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers
Advertising and other [Member] | Wealth Management Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers
Advertising and other [Member] | Communications Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	1,071	1,200	3,170	3,887	5,120	6,194
Advertising and other [Member] | Consumer Products Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers
Advertising and other [Member] | Other Operating Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers				67,365	90,047	47,992
Advertising and other [Member] | Other Operating Segment [Member] | Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	11,611	23,273	44,461
Advertising and other [Member] | E-Commerce Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers		5,233	3,469	7,964
Trading gains (losses), net [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues	53,012	(1,238)	64,521	(50,226)
Trading gains (losses), net [Member] | Capital Markets Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues	44,951	(1,908)	50,648	(52,787)
Trading gains (losses), net [Member] | Wealth Management Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues	8,061	670	13,873	2,561
Trading gains (losses), net [Member] | Communications Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues
Trading gains (losses), net [Member] | Consumer Products Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues
Trading gains (losses), net [Member] | Other Operating Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues
Trading gains (losses), net [Member] | Other Operating Segment [Member] | Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Disaggregation of Revenue [Line Items]
Revenues
Trading gains (losses), net [Member] | E-Commerce Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues
Fair value adjustments on loans [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,299	(71,477)	(5,997)	(259,260)
Fair value adjustments on loans [Member] | Capital Markets Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,299	(71,477)	(5,997)	(259,260)
Fair value adjustments on loans [Member] | Wealth Management Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues
Fair value adjustments on loans [Member] | Communications Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues
Fair value adjustments on loans [Member] | Consumer Products Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues
Fair value adjustments on loans [Member] | Other Operating Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues
Fair value adjustments on loans [Member] | Other Operating Segment [Member] | Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Disaggregation of Revenue [Line Items]
Revenues
Fair value adjustments on loans [Member] | E-Commerce Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues
Interest income - loans [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues	2,094	11,251	9,143	51,894
Interest income - loans [Member] | Capital Markets Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues	2,094	11,251	9,143	51,894	54,141	123,244
Interest income - loans [Member] | Wealth Management Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues
Interest income - loans [Member] | Communications Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues
Interest income - loans [Member] | Consumer Products Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues
Interest income - loans [Member] | Other Operating Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues
Interest income - loans [Member] | Other Operating Segment [Member] | Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Disaggregation of Revenue [Line Items]
Revenues
Interest income - loans [Member] | E-Commerce Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues
Interest income - securities lending [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues	2,523	7,007	5,487	69,614
Interest income - securities lending [Member] | Capital Markets Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues	2,523	7,007	5,487	69,614	$ 70,862	$ 161,652
Interest income - securities lending [Member] | Wealth Management Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues
Interest income - securities lending [Member] | Communications Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues
Interest income - securities lending [Member] | Consumer Products Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues
Interest income - securities lending [Member] | Other Operating Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues
Interest income - securities lending [Member] | Other Operating Segment [Member] | Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Disaggregation of Revenue [Line Items]
Revenues
Interest income - securities lending [Member] | E-Commerce Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues
Other [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues	3,690	4,315	15,436	10,868
Other [Member] | Capital Markets Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,811	2,301	6,267	6,937
Other [Member] | Wealth Management Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,879	2,014	9,169	3,931
Other [Member] | Communications Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues
Other [Member] | Consumer Products Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues
Other [Member] | Other Operating Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues
Other [Member] | Other Operating Segment [Member] | Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Disaggregation of Revenue [Line Items]
Revenues
Other [Member] | E-Commerce Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues
Service contract revenues [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers
Service contract revenues [Member] | Capital Markets Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers
Service contract revenues [Member] | Wealth Management Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers
Service contract revenues [Member] | Communications Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers
Service contract revenues [Member] | Consumer Products Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers
Service contract revenues [Member] | Other Operating Segment [Member] | Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers
Service contract revenues [Member] | E-Commerce Segment [Member] | Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers